OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Work in progress	$ 167	$ 435
Prepayments and other assets	305	391
Assets held for sale	17	300
Total current	489	1,126
Non-current
Prepayments and other assets	248	340
Total non-current	$ 248	$ 340